Insurance contracts in the financial services business - Summary of remaining coverage and liabilities for incurred claims (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Insurance service expenses
Insurance finance expenses (income)		¥ 30,155
Other		(1,334)
Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	¥ (47,715)	(56,975)
Insurance contract liabilities, Beginning	12,870,638	13,094,339
Net amounts, Beginning	12,822,923	13,037,364
Insurance revenue	(332,024)	(622,959)
Insurance service expenses
Incurred claims and other insurance service expenses	149,255	298,177
Amortization of insurance acquisition cash flows	70,418	134,818
Changes in liabilities for incurred claims	1,327	5,661
Losses and reversals of losses on onerous contracts	10,950	14,276
Total insurance service expenses	231,950	452,932
Insurance service result	(100,074)	(170,027)
Insurance finance expenses (income)	(141,516)	(634,805)
Total amounts recognized in comprehensive income	(241,590)	(804,832)
Premiums received	976,117	2,056,493
Insurance acquisition cash flows	(85,130)	(167,299)
Claims and other insurance service expenses paid	(596,808)	(1,298,150)
Total cash flows	294,179	591,044
Other	(1,108)	(653)
Impact from loss of control of the Financial Service business	(12,874,404)
Insurance contract assets, Ending		(47,715)
Insurance contracts liabilities, Ending		12,870,638
Net amounts, Ending		12,822,923
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	(81,537)	(90,377)
Insurance contract liabilities, Beginning	12,667,310	12,900,023
Net amounts, Beginning	12,585,773	12,809,646
Insurance revenue	(332,024)	(622,959)
Insurance service expenses
Amortization of insurance acquisition cash flows	70,418	134,818
Total insurance service expenses	70,418	134,818
Insurance service result	(261,606)	(488,141)
Insurance finance expenses (income)	(141,098)	(631,892)
Total amounts recognized in comprehensive income	(402,704)	(1,120,033)
Investment component excluded from insurance revenue and insurance service expenses	(444,430)	(992,966)
Premiums received	976,117	2,056,493
Insurance acquisition cash flows	(85,130)	(167,299)
Total cash flows	890,987	1,889,194
Other	(2,186)	(68)
Impact from loss of control of the Financial Service business	(12,627,440)
Insurance contract assets, Ending		(81,537)
Insurance contracts liabilities, Ending		12,667,310
Net amounts, Ending		12,585,773
Loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	2
Insurance contract liabilities, Beginning	63,181	55,333
Net amounts, Beginning	63,183	55,333
Insurance service expenses
Incurred claims and other insurance service expenses	(3,215)	(5,882)
Losses and reversals of losses on onerous contracts	10,950	14,276
Total insurance service expenses	7,735	8,394
Insurance service result	7,735	8,394
Insurance finance expenses (income)	(300)	(498)
Total amounts recognized in comprehensive income	7,435	7,896
Other	1,159	(46)
Impact from loss of control of the Financial Service business	(71,777)
Insurance contract assets, Ending		2
Insurance contracts liabilities, Ending		63,181
Net amounts, Ending		63,183
Liabilities for incurred claims [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	33,820	33,402
Insurance contract liabilities, Beginning	140,147	138,983
Net amounts, Beginning	173,967	172,385
Insurance service expenses
Incurred claims and other insurance service expenses	152,470	304,059
Changes in liabilities for incurred claims	1,327	5,661
Total insurance service expenses	153,797	309,720
Insurance service result	153,797	309,720
Insurance finance expenses (income)	(118)	(2,415)
Total amounts recognized in comprehensive income	153,679	307,305
Investment component excluded from insurance revenue and insurance service expenses	444,430	992,966
Claims and other insurance service expenses paid	(596,808)	(1,298,150)
Total cash flows	(596,808)	(1,298,150)
Other	(81)	(539)
Impact from loss of control of the Financial Service business	¥ (175,187)
Insurance contract assets, Ending		33,820
Insurance contracts liabilities, Ending		140,147
Net amounts, Ending		¥ 173,967